Other Income / Expense - Summary Of Gains Losses On Change In Fair Value Of Derivatives (Detail) - CAD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021
Gains (losses) on financial instruments [abstract]
Gain on warrant liability remeasurement (Note 11)	$ (2,505,810)	[1]			$ (4,999,080)	[1]			$ 3,362,601	[2]
Gain on embedded derivatives	(32,519)	[3]	$ (1,107,784)	[3]	(32,519)	[3]	$ (1,164,059)	[3]	784,261	[4]
Deferred charge loss			(5,322)	[3]			1,615,102	[3]	(1,615,102)	[4]
Total	$ (2,538,329)		$ (1,113,106)		$ (5,031,599)		$ 451,043		$ 6,040,121

[1]	Unrealized change in fair value (Note 11).
[2]	Change in fair value unrealized (Note 26).
[3]	Associated with the 2021 Debentures. Transactions detailed in the 2021 Annual Financial Statements.
[4]	Associated with the 2021 Debentures (Note 14(b)) of which the majority is realized at December 31, 2021.